EQUITY - Dividends (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Dec. 03, 2025 USD ($)	Jun. 11, 2025 USD ($)	May 06, 2025 USD ($) employer $ / shares	Apr. 30, 2024 USD ($) $ / shares	May 02, 2023 USD ($) $ / shares	Feb. 28, 2026 Installment $ / shares	Dec. 31, 2025 USD ($)
Disclosure of dividends [Line Items]
Dividends proposed or declared (in USD per share) | $ / shares			$ 0.55	$ 0.50	$ 0.44
Dividend payable | $			$ 421	$ 393	$ 369
Number of installments of dividends | employer			2
Dividends paid | $	$ 211	$ 210					$ 421
Dividend recommended
Disclosure of dividends [Line Items]
Number of installments of dividends | Installment						4
Dividends per share, base amount (in USD per share) | $ / shares						$ 0.60